NOTE PAYABLE (Details Narrative)	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Interest rate, debt	0.97%
Gross revenue, rate	10.00%
Subsequent sales to distributor, rate	50.00%